MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp. Shares [Member] - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024
Statement [Line Items]
Shares/Warrants held	550,000
Fair value	$ 36,835		$ 41,587
Fair value increase/decrease	$ (4,752)	$ (56,942)